As filed with the Securities and Exchange Commission on June 10, 2011
Registration No. 333-05265 and 811-07655

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment ☐
Post-Effective Amendment No. 53 ☑
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 56 ☑
(Check appropriate box or boxes)
DRIEHAUS MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)
25 EAST ERIE STREET
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)
MARY H. WEISS, ESQ.
DRIEHAUS CAPITAL MANAGEMENT LLC
25 EAST ERIE STREET
CHICAGO, ILLINOIS 60611
(Name and Address of Agent for Service)
COPY TO:
CATHY G. O’KELLY, ESQ.
VEDDER PRICE P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601
It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b)
☑	On June 17, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DRIEHAUS MUTUAL FUNDS
EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
     This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed on March 30, 2011. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 53 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois on the 10th day of June, 2011.

DRIEHAUS MUTUAL FUNDS

By:	/s/ Richard H. Driehaus Richard H. Driehaus, President
     Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 10th day of June, 2011.

/s/ Richard H. Driehaus Richard H. Driehaus	President and Trustee (Principal Executive Officer)

* Francis J. Harmon	Trustee

* A. R. Umans	Trustee

* Daniel F. Zemanek	Trustee

/s/ Michelle L. Cahoon Michelle L. Cahoon	Vice President and Treasurer (Principal Financial Officer)

* By:	/s/ Michelle L. Cahoon Michelle L. Cahoon
Attorney-In-Fact (pursuant to Power of Attorney)

*	Signed by Michelle L. Cahoon pursuant to a Power of Attorney previously filed as Exhibit (h)(iii) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2006.